Schedule of Allowance for Doubtful Accounts (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 1	$ 58,587,659
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 2	7,385,502
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 3	(59,208,806)
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 4	(1,828,813)
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 5	(451,221)
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 6	4,484,321
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 7	1,166,764
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 8	(379,731)
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 9	(242,247)
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 10	$ 5,029,107